Trade and other payables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

				$ million
		2024		2023
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	38,636	—	42,406	—
Amounts payable to joint ventures and associates	2,690	1	3,034	—
Payables for capital expenditure and acquisitions	3,670	309	3,063	305
Payables related to the Gulf of America oil spill	1,126	6,830	1,130	7,602
Other payables	7,358	678	7,313	663
	53,480	7,818	56,946	8,570
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,121	54	2,264	134
Other payables	2,810	1,537	1,945	1,372
	4,931	1,591	4,209	1,506
	58,411	9,409	61,155	10,076
Materially all of bp's trade payables have payment terms of less than 60 days and give rise to operating cash flows.
Trade and other payables, other than those relating to the Gulf of America oil spill, are predominantly interest free. See Note 29 (c) for further information.
Payables related to the Gulf of America oil spill include amounts payable under the 2016 consent decree and settlement agreement with the United States and five Gulf coast states, including amounts payable for natural resource damages, state claims and Clean Water Act penalties. On a discounted basis the amounts included in payables related to the Gulf of America oil spill for these elements of the agreements are $3,450 million payable over 8 years,
$1,926 million payable over 9 years and $2,549 million payable over 8 years respectively at 31 December 2024. Reported within net cash provided by operating activities in the group cash flow statement is a net cash outflow of $1,192 million (2023 outflow of $1,280 million, 2022 outflow of $1,370 million) related to the Gulf of America oil spill, which includes payments made in relation to these agreements. For full details of these agreements, see bp
Annual Report and Form 20-F 2015 - Legal Proceedings.
Payables related to the Gulf of America oil spill at 31 December 2024 also include amounts payable for settled economic loss and property damage claims which are payable over a period of up to three years.